Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - Sonnet BioTherapeutics Holdings, Inc. [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jan. 01, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSU. Unvested balance		9,175	288	266
Weighted Average Grant Date Fair Value, Unvested balance		$ 14.08	$ 174.26	$ 1,507.76
Restricted stock unit, granted	9,175		9,175	976
Weighted average grant fair value, granted			$ 14.08	$ 171.77
RSU, Vested		(9,175)	(288)	(266)
Weighted Average Grant Date Fair Value, Vested		$ 14.08	$ 174.26	$ 1,507.76
Restricted stock unit, forfeited				(688)
Weighted average grant fair value, forfeited				$ 170.72
RSU. Unvested balance			9,175	288
Weighted Average Grant Date Fair Value, Unvested balance			$ 14.08	$ 174.26